Stockholders’ Equity (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 05, 2019	Mar. 31, 2021	Sep. 24, 2019	Jun. 21, 2019	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2020	Jun. 18, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						45,000,000	45,000,000	45,000,000
Common stock, par value per share						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized						5,000,000	5,000,000	5,000,000
Preferred stock, par value per share						$ 0.0001	$ 0.0001	$ 0.0001
Exercise Price							$ 1.50
Proceeds from stock of sold						$ 5,006,500
Proceeds from warrant exercised							$ 148,202
Number of warrant purchased							155,966
Share price									$ 1.50
Proceeds from related parties		$ 480,000
Stock Issued During Period, Value, New Issues					$ 5,006,500		$ 2,429,474
Accredited Investors
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	$ 1.50		$ 1.50
Stock Issued During Period, Shares, New Issues	1,776,346		149,981
Stock Issued During Period, Value, New Issues	$ 2,204,502		$ 224,972	$ 2,664,513
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues					1,251,625		1,926,327
Stock Issued During Period, Value, New Issues					$ 125		$ 192
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock sold					1,251,625
Exercise Price					$ 4.00
Proceeds from stock of sold					$ 5,006,500
Proceeds from warrant exercised					$ 407,445
Number of warrant purchased					89,730
Warrant term		5 years			5 years
Share price		$ 4.00			$ 4.00